Blackhawk - Purchase Price Allocation (Details) (USD $) In Millions, unless otherwise specified	Mar. 22, 2014	Dec. 28, 2013		Dec. 29, 2012		Dec. 31, 2011	Dec. 28, 2013 Blackhawk Network Holdings, Inc. [Member]	Dec. 29, 2012 Blackhawk Network Holdings, Inc. [Member]	Nov. 30, 2013 Blackhawk Network Holdings, Inc. [Member] Retailo [Member]		Nov. 12, 2013 Blackhawk Network Holdings, Inc. [Member] InteliSpend [Member]
Business Acquisition [Line Items]
Cash and cash equivalents											$ 15.0
Trading securities											29.4
Accounts receivable											7.9
Cardholder liabilities											(31.4)
Customer deposits											(12.5)
Settlement receivables									18.1
Settlement payables									(14.8)
Other tangible liabilities, net									(0.7)		(4.0)
Deferred income taxes, net									(7.4)		(0.3)
Identifiable technology and intangible assets									45.7		39.2
Noncontrolling interests									(6.9)
Goodwill	464.6	464.5	[1]	471.5	[1]	469.8	133.5	42.7	36.2	[2]	54.2	[2]
Total consideration									70.2
Total consideration											$ 97.5

[1]	Blackhawk goodwill was $133.5 million at year-end 2013 and $42.7 million at year-end 2012.
[2]	See Note D.